PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment [Member]
Property, Plant and Equipment

Property and equipment at December 31, 2014 and 2013 consists of:

Property and Equipment	December 31, 2014	December 31, 2013
Office equipment	$22,421	$17,192
Furniture and fixtures	74,404	73,567
Website development	46,922	46,922
Product tooling	64,763	24,100
	208,510	161,781
Less accumulated depreciation	(50,192)	(21,123)
Property and equipment, net	$158,318	$140,658

Estimated Useful Lives [Member]
Property, Plant and Equipment	The estimated useful lives for significant property and equipment categories are as follows:

Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years